Government Grants (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Government Grants [Line Items]
Percentage of wages	30.00%	30.00%
Government grants in aggregate amount	$ 13,183		$ 46,235	$ 50,537
Wage Credit Scheme [Member]
Government Grants [Line Items]
Actual wages paid		$ 4,000
Jobs Support Scheme [Member]
Government Grants [Line Items]
Actual wages paid	$ 4,000
Percentages of wages paid	7.00%	7.00%